Computer Software (Tables)	12 Months Ended
Dec. 31, 2021
Computer software [member]
Statement [LineItems]
Summary of Computer Software
Computer software consists of the following:

	2021	2020
Cost:
Balance at January 1,	4,771	4,464
Additions:
Internally developed	460	397
Purchased	3	4
Acquisitions	-	25
Removed from service	(344)	(57)
Disposals of businesses	(24)	(60)
Translation and other, net	52	(2)
Balance at December 31,	4,918	4,771
Accumulated amortization:
Balance at January 1,	(3,941)	(3,564)
Amortization	(474)	(485)
Removed from service	344	57
Disposals of businesses	19	49
Translation and other, net	(44)	2
Balance at December 31,	(4,096)	(3,941)

Carrying amount at December 31:	822	830